Long-term debt - Bonds (Details) - Jan. 31, 2022 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Bonds | Fresenius Medical Care US Finance II, Inc.
Long-term debt
Redemption of bonds	$ 700,000	€ 532,522